WWW Trust
                               WWW Internet Fund

                               Semi-Annual Report
                               December 31, 1998
                                  (unaudited)

                                     wwifx



                                       WWW
                                    INTERNET
                                      FUND





                                  Investing in
                                  the fastest
                                growing segment
                                 of technology

February 9, 1999



Fellow Shareholders:

The year of 1998 was remarkable for shareholders of the WWW Internet Fund. We weathered a fourth quarter market correction and earned a net 70.5% return for the twelve months ended 12/31/98. This placed us second among the top sector funds and ranked us in the top 2% of all the mutual funds in the nation! The Fund's Net Nichetm investment discipline of utilizing a 3 tier mix of Mature, Midlife and Adolescent companies confirmed its merit and we believe it will continue to be successful in the years to c ome.

Contributing to our outstanding 1998 performance were three factors: 1) good stock selection, 2) broad diversification and 3) cash reserves available for market opportunity. As of December 31, 1998, WWW Internet Fund held 48 domestic common stock positions, a convertible note and cash. The stock positions were allocated among the three tiers as follows: Mature Companies 21%, Midlife companies 20% and Adolescent companies 59%. These weightings change from time to time based upon market appreciation of p ositions and our judgement of market opportunities, but solid weightings in each category are always maintained.

Additionally, we sold short seven stock positions held in the portfolio to protect against market depreciation as we entered into the new year. These were "shorts against the box"; not option or risky trading strategies and they have already made a difference in our return so far for 1999. We expect to relinquish most of the short positions in the near future, as market prices become favorable.

Looking forward for 1999, we anticipate greater volatility arising out of the problems related to the global financial crisis. We are continuing to monitor each portfolio holding for the company's growth and earnings potential. Of late, we have added many issues to the portfolio that further diversified the Fund. New holdings include CBS Corp., Intel Corp., Time Warner, Inc., Sun Microsystems, Compuware Corp., Dallas Semiconductor, Quest Communications, Netgravity, Inc., Network Associates and Intermedi a Communications. We also increased our positions in Peoplesoft, Inc., CIENA Corp., USA Networks, Inc., Alydaar Software Corp., Harbinger Corp., Broadcom Corp., and 800 Travel Systems, Inc., through the acquisition of additional shares.

As the Internet industry evolves over the coming years, we intend to adhere to our investment discipline while we strive to deliver the growth of this new emerging industry without all the risk.

When we first began the Fund, many said that the Internet was a fad. Today, most still believe it is merely a new retail channel to sell goods and services. When the true impact of the Internet and the related technologies is widely known and understood, we should be well ahead of those who under estimated its pervasive use.

Sincerely,


Lawrence S. York
Chairman

FINANCIAL STATEMENTS

WWW Trust
WWW Internet Fund
Statement of Assets and Liabilities
December 31, 1998
Unaudited

ASSETS:
Investments and securities, at fair value (Cost $4,563,940) ....... $ 6,488,249
Cash                                                                        939
Deposits with brokers for securities sold short ...................     799,804
Receivables:
     Dividends and Interest .......................................       4,120
     Capital shares sold ..........................................     199,920
     Due from Advisor .............................................      35,360
     Due from broker ..............................................       1,061
Sevice deposit ....................................................       5,000
Prepaid expense ...................................................         564
Deferred organization costs .......................................      34,042
                                                                    -----------
Total Assets ......................................................   7,569,059

LIABILITIES:
Securities sold short, at fair value (Proceeds $799,804) .......... $  (880,062)
Payables:
    Capital shares reacquired .....................................     (84,547)
    Accrued expenses ..............................................     (26,786)
                                                                    -----------
Total Liabilities .................................................    (991,395)
                                                                    -----------

Net Assets ........................................................ $ 6,577,664
                                                                    ===========


ANALYSIS OF NET ASSETS
Capital Shares .................................................... $ 4,839,609
Accumulated undistributed income/(loss):
     Net investment income/(loss) .................................     (29,721)
     Net realized gain/(loss) from security transactions ..........     (76,274)
     Net unrealized appreciation of investments ...................   1,844,050
                                                                    -----------
NET ASSETS
  ($15.92 per share, based on 413,105
     shares outstanding)  .......... .............................. $ 6,577,664
                                                                    ===========



                             See accompanying notes

WWW Trust
WWW Internet Fund
Schedule of Investments and Securities
December 31, 1998
Unaudited


                                                         Number         Fair
                                                       of shares        Value
COMMON STOCKS
Broadcast & Information Resources - 4.45%
Alliance Atlantis Communications Corp. Cl B ** ........  4,000       $ 65,750
CMGI Inc.  ** .........................................  1,000        106,500
USA Networks Inc. ** ..................................  3,500        115,938
                                                                      288,188

Commercial Services - 1.89%
Cendant Corp. .........................................  2,000         38,125
Comdisco Inc. .........................................  5,000         84,375
                                                                      122,500

Communication & Telecom Services - 18.79%
Alpha Microsystems ** ................................. 10,000         41,875
General Instrument Corp. ** ...........................  2,000         67,875
Glenayre Technologies Inc. ** .........................  2,000          8,875
Leap Wireless International Inc. ** ...................    500          3,625
Lucent Technologies Inc. ..............................  1,200        132,000
Teligent Inc. Cl A  ** ................................  2,000         57,500
USA Talks.com Inc. **  (restricted securitiy) ......... 80,000        810,000
WinStar Communication Inc. ** .........................  2,500         97,500
                                                                    1,219,250

Computers & Computer Peripherals - 7.68%
Adaptec Inc.  ** ......................................  2,000         35,125
Compaq Computer Corporation ...........................  4,000        167,750
Dell Computer Corporation  **  ........................  2,000        146,375
Egghead.Com Inc. ** ...................................  5,000        104,062
Tech Squared Inc. ** .................................. 15,000         45,000
                                                                      498,312

Computer Software / Internet Tools - 9.77%
ACTV, Inc. ** ......................................... 30,000        114,375
Alydaar Software Corporation ** .......................  2,000         16,500
Edify Corporation ** ..................................  4,500         37,406
INSO Corporation ** ...................................  3,000         75,000
Lycos Inc. ** .........................................  1,000         55,563
Novell Inc. ** ........................................  3,000         54,375
Peoplesoft Inc. ** ....................................  2,000         37,875
Spyglass Inc. ** ......................................  8,000        176,000
Verio Inc. ** .........................................  3,000         67,125
                                                                      634,219

Data Communication / Networking Equipment - 8.28%
3Com Corporation  ** ..................................  2,500        112,031
Ascend Communication Inc.  **  . ......................  3,200        210,400
CIENA Corp. ** ........................................  2,000         29,250
Cisco Systems Inc.  ** ................................  2,000        185,625
                                                                      537,306


                                     - 3 -





WWW Trust
WWW Internet Fund
Schedule of Investments and Securities (continued)
December 31, 1998
Unaudited


                                                            NUMBER         FAIR
                                                          OF SHARES        VALUE
                                                          ---------        -----
Data Processing Services - 0.82%
USWEB Corp.  ** .......................................  2,000       $ 52,750

Electronic Commerce - 5.86%
800 Travel Systems Inc. ** ............................  5,000         61,250
Checkfree Holdings Corporation  ** ....................  4,000         93,500
Data Broadcasting Corporation **  . ...................  9,000        160,875
Harbinger Corporation ** ..............................  2,025         16,200
National Data Corporation .............................  1,000         48,688
                                                                      380,513

Firewall & Internet / Network Security - 5.02%
Check Point Software Technologies Ltd  ** .............  2,000         91,625
Pilot Network Services Inc. ** ........................  5,000         44,687
Security Dynamics Technologies Inc. ** ................  1,800         41,400
Verisign Inc. ** ......................................  2,500        147,813
                                                                      325,525

On-Line Retailing - 2.88%
E Trade Group Inc. ** .................................  4,000        187,125

Semiconductors & Equipment Makers - 6.44%
Altera Corporation ....................................  2,000        121,750
Broadcom Corp. Class A ** .............................  1,000        120,750
C-Cube Microsystems Inc. ** ...........................  2,500         67,812
S3 Inc. ** ............................................  3,000         22,078
Texas Instruments Inc. ................................  1,000         85,563
                                                                      417,953

Training & Certification - 1.78%
ProSoft I-Net Solutions Inc. ** ....................... 50,000        115,625

TOTAL COMMON STOCK - 73.66% (Cost $2,854,957)                       4,779,266

CONVERTIBLE NOTE - 1.54%
POSO Convertible Note, 13%, 11/30/2003
    (Cost $100,000) ...................................100,000        100,000

MONEY MARKET - 24.80%
Star Bank Treasury Fund  (Cost $1,608,983) ......... 1,608,983      1,608,983
                                                                  -----------

TOTAL INVESTMENTS - 100%  (Cost $4,563,940)                        $6,488,249
                                                                  ===========


**  Non-income producing security



                             See accompanying notes

WWW Trust
WWW Internet Fund
Schedule of Securities Sold Short
December 31, 1998
Unaudited


                                                         NUMBER         FAIR
                                                       OF SHARES        VALUE
                                                       ---------        -----
COMMON STOCKS
Altera Corporation                                       2,000      $ 121,750
Ascend Communication Inc.                                3,000        197,250
Broadcom Corp. Class A                                   1,000        120,750
Cisco Systems Inc.                                       2,000        185,625
Spyglass Inc.                                            4,000         88,000
Verisign Inc.                                            1,500         88,688
WinStar Communication Inc.                               2,000         78,000

TOTAL SECURITIES SOLD SHORT  (Proceeds $799,804)                    $ 880,063
                                                                   ==========










                             See accompanying notes

WWW Trust
WWW Internet Fund
Statement of Operations
For the six months ended December 31, 1998
Unaudited

INVESTMENT INCOME:
Dividends .............................................     $ 1,613
Interest ..............................................       6,545
                                                          ---------

TOTAL INVESTMENT INCOME ...............................                $  8,158

OPERATING EXPENSES:
Administrative fees ...................................    $ 20,164
Investment advisory fees ..............................      14,365
Distributor fees ......................................       7,576
Amortization of organization
    expenses ..........................................       6,653
Registration fees .....................................       4,663
Directors fees  .......................................       4,033
Custodian fees ........................................       3,781
Printing fees .........................................       2,924
Website   .............................................       2,773
Accounting fees  ......................................       2,521
Legal fees ............................................       2,016
Errors & Omissions insurance ..........................         572
Miscellaneous  ........................................         202
                                                          ---------
    Total operating expenses ..........................      72,243
    Less reimbursed expenses ..........................     (34,364)
NET OPERATING EXPENSES                                                   37,879
                                                                      ---------

NET INVESTMENT LOSS ...................................                 (29,721)

NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions .   $ (74,791)
Net unrealized appreciation of investments ............   1,785,024
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
           ON INVESTMENTS .............................               1,710,233

NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS ............................             $ 1,680,512
                                                                   ============



                             See accompanying notes

WWW Trust
WWW Internet Fund
Statement of Changes in Net Assets
For the six months ended December 31, 1998 and
        Year ended June 30, 1998
Unaudited



                                                           FOR THE SIX MONTHS
                                                                 ENDED           FOR THE YEAR ENDED
                                                           DECEMBER 31, 1998        JUNE 30, 1998
                                                           -----------------        -------------
OPERATIONS:
Net investment gain/(loss)                                   $  (29,721)           $  (46,174)
Net realized gain/(loss) from investment transactions           (74,791)              224,862
Net unrealized appreciation (depreciation)
     of investments                                           1,785,024               191,091
                                                             ----------            ----------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                          1,680,512               369,779
DISTRIBUTION TO SHAREHOLDERS:
Realized gain                                                  (112,653)             (306,145)

FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                     3,453,055             1,490,785
Net asset value of
  shares issued in reinvestment of dividends                     87,495               303,629
Payment for shares redeemed
  (net of redemption fees)                                   (1,159,070)           (1,161,085)
                                                             ----------            ----------
NET CAPITAL SHARE TRANSACTIONS                                2,381,480               633,329
                                                             ----------            ----------
NET INCREASE IN NET ASSETS                                    3,949,339               696,963

NET ASSETS:
Beginning of period                                           2,628,325             1,931,362
                                                             ----------            ----------
End of period                                               $ 6,577,664           $ 2,628,325
                                                            ===========           ===========



                             See accompanying notes

WWW Trust
WWW Internet Fund
Financial Highlights
                                                                     FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD:
                                                                                                               FOR THE PERIOD
                                                                                                               AUGUST 1, 1996
                                                               FOR THE SIX MONTHS                             (COMMENCEMENT OF
                                                                      ENDED              FOR THE YEAR        OPERATIONS) THROUGH
                                                                DECEMBER 31, 1998    ENDED JUNE 30, 1998        JUNE 30, 1997
                                                                -----------------    -------------------        -------------

Net asset value,  beginning of period ..........................    $ 10.95                 $ 10.99               $ 10.00
Income (loss) from investment operations
  Net investment loss ..........................................      (0.11)                  (0.21)                (0.16)
  Net realized and unrealized gains from security transactions .       5.41                    1.70                  1.36
                                                                    -------                 -------               -------
           Total ...............................................       5.30                    1.49                  1.20
                                                                    -------                 -------               -------
Less distributions from realized gains from security transactions     (0.33)                  (1.53)                (0.21)
                                                                    -------                 -------               -------
Net asset value, end of period .................................    $ 15.92                 $ 10.95               $ 10.99
                                                                    =======                 =======               =======
Total return** .................................................      49.08%                  15.96%                13.08%*

Ratios/supplemental data:
  Net assets, end of period (in 000's) .........................    $ 6,578                 $ 2,628               $ 1,472
  Ratio of expenses to average net assets before reimbursement .       4.63%*                  5.10%                 7.23%*
  Ratio of expenses to average net assets after reimbursement ..       2.50%*                  2.50%                 2.50%*
  Ratio of net investment income/(loss) to average net assets ..      (4.09%)*                (4.47%)               (1.62%)*
  Ratio of net investment income/(loss) to average net assets,
      net of reimbursement .....................................      (1.96%)*                (1.89%)               (0.62%)*
  Portfolio turnover rate ......................................      65.70%                  70.52%               109.52%*


*  Annualized
** Based on net asset value per share

WWW Trust
WWW Internet Fund
Notes to Financial Statements
December 31, 1998
Unaudited


1.  Organization

The WWW Trust (WWW Internet Fund), (the Fund) was organized as an Ohio business trust, on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities valuations - Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

Federal income taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Organization expenses - During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $65,993. The Fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Funds' commencement of operations. Amortization expense amounted to $6,653 for the six months ended December 31, 1998.

Investments - The fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

3.  Investment advisory agreement

The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent it is specifically assumed by the manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of average annual net assets of the Fund,

WWW Trust
WWW Internet Fund
Notes to Financial Statements (continued)
December 31, 1998


3. Investment advisory agreement (continued)

except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes. For the six months ended December 31, 1998, the manager has reimbursed all expenses in excess of 2.50%.

4.  Distribution agreement

Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan. For the six months ended December 31, 1998, the amount paid or accrued for such expenses was $7,576.

5.  Capital share transactions

As of December 31, 1998 there was an unlimited number of $.001 par value shares of capital shares authorized for the Fund.

Transactions in capital shares were as follows:

                                   FOR THE SIX MONTHS                 FOR THE YEAR
                                 ENDED DECEMBER 31, 1998          ENDED JUNE 30, 1998
                                  SHARES         AMOUNT          SHARES         AMOUNT
                                 -------       ----------       -------       ----------

Shares sold ...................  264,358       $3,453,055       132,448       $1,490,785
Shares issued by
  reinvestment of dividends ...    6,730           87,495        32,578          303,629
Shares redeemed ...............  (97,998)      (1,159,070)     (100,817)      (1,161,085)
                                 -------       ----------      --------       ----------

Net increase ..................  173,090       $2,381,480        64,209       $  633,329
                                 =======       ==========      ========       ==========


6.  Investments

For the six months ended December 31, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $1,404,913 and $1,744,391 respectively. The gross unrealized appreciation for all securities totaled $2,114,990 and the gross unrealized depreciation for all securities totaled $270,940 for a net unrealized appreciation of $1,844,050. The aggregate cost of securities for federal income tax purposes at December 31, 1998 was $3,764,136.

7.  Related party transactions

Certain owners of WWW Advisors, Inc. are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

8.  Distributions

For the six months ended December 31, 1998, distributions of $0.04 aggregating $13,716 and $0.29 aggregating $98,937 were made from short term capital gains and long term capital gains respectively.

9.  Securities Sold Short

Securities sold short represent obligations of the Fund to make a future delivery of a specific security and, correspondingly, create an obligation to purchase the security at prevailing market prices (or deliver the security, if owned by the Fund) at the later delivery date. As a result, these short sales create the risk that the Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount recorded in the accompanying statement of assets and liabilities.

The amount deposited with brokers for securities sold short is essentially restricted to the extent that it serves as deposits for securities sold short. It is the Fund's policy to continuously monitor the credit standing of the brokers with whom it conducts business.

WWW Trust
WWW Internet Fund
Notes to Financial Statements (continued)
December 31, 1998

10. Restricted and other illiquid securities

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

The investment in 80,000 shares of USA Talks.com, Inc. common stock, the sale of which is restricted, was acquired on December 18, 1998 for $200,000. This investment has been valued by the board of directors at 75% of the current market value of the issuer's unrestricted common stock shares. No quoted market exists for the USA Talks restricted shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.

On December 2, 1998 the Fund invested $50,000 in 50,000 common stock shares of ProSoft I-Net Solutions, Inc. and $100,000 in a 13% convertible note, due November 30, 2008. Under the terms of the note the borrower may pay upto 50% of the quarterly interest payment in common stock shares. This note is exercisable at $1.60 per common stock share.

In addition the Fund received warrants to purchase an additional 50,000 shares of common stock at a price of $1.10 per share subject to terms and conditions which among other things, provide for adjustments and notice of adjustments based upon future events including the sale or acquisition of controlling interest in the company. The warrants may be exercisable at any time by the Fund.

The company filed to register said securities on January 31, 1999. Upon notice of effective registration from the company, the Fund will include the warrants priced at market value and price the convertible note at market value based on the value of the underlying shares.

At December 31, 1998, the convertible note, which is considered to be illiquid, has been valued by the board of directors at its purchase cost of $100,000.

                                   WWW Trust
                               WWW Internet Fund

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                               WWW Advisors, Inc.
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                          American Data Services, Inc.
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